CONTRACT ASSETS (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Gross carrying amounts	$ 20,160	¥ 139,060	¥ 129,437
Loans from Bank	$ 10,728	¥ 74,000	¥ 77,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Rate of range	0.03%	0.03%	0.03%
Top of range [member]
IfrsStatementLineItems [Line Items]
Rate of range	43.51%	43.51%	55.93%